MORGAN STANLEY INTERNATIONAL FUND
1221 Avenue of the Americas
New York, New York 10020
(800) 869-6397



							December 31, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Morgan Stanley International Fund
	File 333-66203
	Rule 497(j) Filing

Dear Sir/Madam:

	On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 27, 2002.

							Very truly yours,
							/s/Sheldon Winicour
							Sheldon Winicour
Assistant Secretary



cc:	Barry Fink
      Larry Greene